Segments and Geographic Information - Summary of Significant Revenues in Following Regions (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total revenue	$ 1,588	$ 1,457	$ 3,237	$ 2,742	$ 6,147	$ 4,567
North America [Member]
Segment Reporting Information [Line Items]
Total revenue	1,318	1,064	2,667	2,082	4,779	3,483
Asia [Member]
Segment Reporting Information [Line Items]
Total revenue	162	294	340	421	905	624
Europe [Member]
Segment Reporting Information [Line Items]
Total revenue	101	77	210	188	355	372
All Other Regions [Member]
Segment Reporting Information [Line Items]
Total revenue	$ 7	$ 22	$ 20	$ 51	$ 108	$ 88